Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Unaudited) (Parenthetical) - Notable Labs Inc [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2023
Net of issuance costs	$ 152	$ 55	$ 617
Series C-1 Redeemable Convertible Preferred Stock [Member]
Warrant liability	$ 918	236
Series C-2 Redeemable Convertible Preferred Stock [Member]
Warrant liability		$ 899